Summary of Significant Accounting Policies (Schedule of Plant, Property and Equipment) (Details) (USD $) In Millions, unless otherwise specified							12 Months Ended				12 Months Ended				12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014 Land [Member]	Jan. 31, 2013 Land [Member]	Jan. 31, 2014 Building and Building Improvements [Member]	Jan. 31, 2013 Building and Building Improvements [Member]	Jan. 31, 2014 Building and Building Improvements [Member] Maximum [Member]	Jan. 31, 2014 Building and Building Improvements [Member] Minimum [Member]	Jan. 31, 2014 Fixtures And Equipment [Member]	Jan. 31, 2013 Fixtures And Equipment [Member]	Jan. 31, 2014 Fixtures And Equipment [Member] Maximum [Member]	Jan. 31, 2014 Fixtures And Equipment [Member] Minimum [Member]	Jan. 31, 2014 Transportation Equipment [Member]	Jan. 31, 2013 Transportation Equipment [Member]	Jan. 31, 2014 Transportation Equipment [Member] Maximum [Member]	Jan. 31, 2014 Transportation Equipment [Member] Minimum [Member]	Jan. 31, 2014 Construction in Progress [Member]	Jan. 31, 2013 Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life							40 years	3 years			25 years	3 years			15 years	3 years
Property and equipment	$ 173,089	$ 165,825	$ 26,184	$ 25,612	$ 95,488	$ 90,686			$ 42,971	$ 40,903			$ 2,785	$ 2,796			$ 5,661	$ 5,828
Accumulated Depreciation	57,725	51,896
Property, Plant and Equipment, Net	$ 115,364	$ 113,929